AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2020
	Shares	Value
Common Stocks - 98.2%
Communication Services - 1.9%
Glu Mobile, Inc.*	106,058	$842,101
Ooma, Inc.*	83,163	1,134,343

Total Communication Services		1,976,444
Consumer Discretionary - 13.8%
Century Communities, Inc.*,1	27,793	991,654
Del Taco Restaurants, Inc.*	150,601	1,266,555
Gentherm, Inc.*	24,662	1,115,462
Johnson Outdoors, Inc., Class A	12,924	1,107,716
Malibu Boats, Inc., Class A*	26,767	1,387,869
MasterCraft Boat Holdings, Inc.*	50,929	1,064,926
Monarch Casino & Resort, Inc.*	27,221	1,252,438
PetMed Express, Inc.[1]	38,199	1,327,797
Sportsman's Warehouse Holdings, Inc.*	49,649	779,241
Standard Motor Products, Inc.	29,541	1,342,343
Sturm Ruger & Co., Inc.	10,635	753,596
Turtle Beach Corp.*	57,356	1,122,457
Universal Electronics, Inc.*	21,240	872,539

Total Consumer Discretionary		14,384,593
Consumer Staples - 5.0%
BellRing Brands, Inc., Class A*	53,479	1,039,632
Calavo Growers, Inc.	18,087	1,147,982
elf Beauty, Inc.*	49,967	975,856
John B Sanfilippo & Son, Inc.	9,600	764,544
Turning Point Brands, Inc.[1]	42,846	1,238,249

Total Consumer Staples		5,166,263
Energy - 0.7%
Dorian LPG, Ltd.*	81,837	690,704
Financials - 7.4%
Encore Capital Group, Inc.*,1	30,810	1,415,411
James River Group Holdings, Ltd. (Bermuda)	21,385	1,041,663
Meta Financial Group, Inc.	52,545	1,013,068
PJT Partners, Inc., Class A	17,862	1,057,073
Preferred Bank	26,437	988,744
Silvercrest Asset Management Group, Inc., Class A	95,805	1,201,395
Silvergate Capital Corp., Class A*	64,222	958,834

Total Financials		7,676,188
Health Care - 35.6%
Addus HomeCare Corp.*	12,192	1,141,903
Agenus, Inc.*	149,344	650,393
Arbutus Biopharma Corp. (Canada)*,1	140,368	408,471
	Shares	Value

BioDelivery Sciences International, Inc.*	274,260	$1,072,357
BioLife Solutions, Inc.*	58,085	1,238,372
BioSpecifics Technologies Corp.*	22,810	1,471,245
BioTelemetry, Inc.*	20,592	815,031
Castle Biosciences, Inc.*	28,800	1,317,024
Champions Oncology, Inc.*	113,355	938,579
Chembio Diagnostics, Inc.*	115,997	475,588
Coherus Biosciences, Inc.*,1	74,891	1,420,682
Cutera, Inc.*	75,909	1,242,630
Electromed, Inc.*	59,978	742,528
Fennec Pharmaceuticals, Inc.*	100,210	549,151
Fulgent Genetics, Inc.*	20,584	608,463
iCAD, Inc.*	50,109	542,680
Intellia Therapeutics, Inc.*,1	20,556	443,599
iRadimed Corp.*	45,114	956,417
The Joint Corp.*	84,545	1,509,974
Luminex Corp.	29,280	781,483
Meridian Bioscience, Inc.*	59,501	841,344
Mesa Laboratories, Inc.	5,198	1,278,292
MTBC, Inc.*	124,962	1,195,886
The Pennant Group, Inc.*	27,248	1,009,266
Personalis, Inc.*,1	33,999	775,857
PetIQ, Inc.*,1	40,632	1,429,434
Puma Biotechnology, Inc.*	45,877	472,074
Quanterix Corp.*,1	33,216	1,182,490
RadNet, Inc.*,1	65,070	938,309
Repro-Med Systems, Inc.*	107,660	935,565
Retrophin, Inc.*	39,100	765,969
Revance Therapeutics, Inc.*	35,604	1,040,705
Sharps Compliance Corp.*,1	111,516	851,425
Supernus Pharmaceuticals, Inc.*	46,990	1,033,310
TransMedics Group, Inc.*	44,432	792,223
US Physical Therapy, Inc.	11,890	1,057,021
Vericel Corp.*	81,433	1,290,713
Viemed Healthcare, Inc.*	95,199	1,034,813
Zynex, Inc.*,1	57,452	850,290

Total Health Care		37,101,556
Industrials - 13.1%
Air Transport Services Group, Inc.*	64,694	1,644,521
Douglas Dynamics, Inc.	28,028	1,075,995
Foundation Building Materials, Inc.*	73,300	1,189,659
Great Lakes Dredge & Dock Corp.*	110,612	1,036,434
Kforce, Inc.	35,628	1,223,465

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 13.1% (continued)
Orion Energy Systems, Inc.*	169,442	$1,081,040
Patrick Industries, Inc.	16,765	942,361
The Shyft Group, Inc.	55,912	1,116,563
TPI Composites, Inc.*	45,880	1,408,975
Universal Logistics Holdings, Inc.	47,312	1,017,208
Upwork, Inc.*	73,390	1,117,730
USA Truck, Inc.*	67,525	752,904

Total Industrials		13,606,855
Information Technology - 17.0%
Aehr Test Systems*	261,399	465,290
American Software, Inc., Class A	90,360	1,279,498
Avid Technology, Inc.*	167,928	1,360,217
ChannelAdvisor Corp.*	61,536	1,035,036
Clearfield, Inc.*	65,282	1,148,963
Genasys, Inc.*	169,905	849,525
Ichor Holdings, Ltd.*	33,131	833,576
International Money Express, Inc.*	61,109	1,033,964
Knowles Corp.*	64,481	971,084
Luna Innovations, Inc.*	196,050	1,254,720
NeoPhotonics Corp.*	125,051	832,840
PCTEL, Inc.	138,884	880,525
Perficient, Inc.*	37,184	1,595,565
PFSweb, Inc.*	141,107	1,192,354
SMTC Corp. (Canada)*	236,208	805,469
Ultra Clean Holdings, Inc.*	42,922	1,052,447
Upland Software, Inc.*	28,040	1,099,729

Total Information Technology		17,690,802
Real Estate - 1.3%
NexPoint Residential Trust, Inc., REIT	33,011	1,366,655
Utilities - 2.4%
Pure Cycle Corp.*	131,498	1,283,420
The York Water Co.	26,577	1,212,177

Total Utilities		2,495,597

Total Common Stocks (Cost $95,256,665)		102,155,657

	Principal Amount	Value
Short-Term Investments - 6.2%
Joint Repurchase Agreements - 5.1%[2]
Bank of Montreal, dated 08/31/20, due 09/01/20, 0.090% total to be received $307,800 (collateralized by various U.S. Government Agency Obligations, 2.500%, 08/01/50, totaling $313,955)	$307,799	$307,799
Citadel Securities LLC, dated 08/31/20, due 09/01/20, 0.140% total to be received $1,232,574 (collateralized by various U.S. Treasuries, 0.000% - 8.000%, 09/03/20 - 05/15/50, totaling $1,257,225)	1,232,569	1,232,569
Citigroup Global Markets, Inc., dated 08/31/20, due 09/01/20, 0.090% total to be received $1,272,513 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 5.500%, 03/31/24 - 07/20/70, totaling $1,297,960)	1,272,510	1,272,510
HSBC Securities USA, Inc., dated 08/31/20, due 09/01/20, 0.090% total to be received $1,272,513 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 08/15/22 - 06/01/50, totaling $1,297,960)	1,272,510	1,272,510
RBC Dominion Securities, Inc., dated 08/31/20, due 09/01/20, 0.090% total to be received $1,272,513 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 09/01/20 - 07/01/50, totaling $1,297,960)	1,272,510	1,272,510

Total Joint Repurchase Agreements		5,357,898

	Shares
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.04%[3]	376,708	376,708
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.06%[3]	376,707	376,707
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.08%[3]	388,123	388,123

Total Other Investment Companies		1,141,538

Total Short-Term Investments (Cost $6,499,436)		6,499,436
Total Investments - 104.4% (Cost $101,756,101)		108,655,093
Other Assets, less Liabilities - (4.4)%		(4,588,053)
Net Assets - 100.0%		$104,067,040

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $9,170,061 or 8.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the August 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$102,155,657	—	—	$102,155,657
Short-Term Investments
Joint Repurchase Agreements	—	$5,357,898	—	5,357,898
Other Investment Companies	1,141,538	—	—	1,141,538
Total Investments in Securities	$103,297,195	$5,357,898	—	$108,655,093

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,170,061	$5,357,898	$4,089,914	$9,447,812
The following table summarizes the securities received as collateral for securities lending at August 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	09/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.